UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

620th Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO

FORM N-Q

SEPTEMBER 30, 2015

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO

Schedule of investments (unaudited)	September 30, 2015

SECURITY	SHARES	VALUE
COMMON STOCKS - 95.2%
CONSUMER DISCRETIONARY - 12.8%
Auto Components - 0.2%
Johnson Controls Inc.	39,505	$1,633,927

Hotels, Restaurants & Leisure - 0.9%
Starwood Hotels & Resorts Worldwide Inc.	33,712	2,241,174
Yum! Brands Inc.	57,502	4,597,285

Total Hotels, Restaurants & Leisure		6,838,459

Media - 7.2%
Comcast Corp., Class A Shares	510,132	29,016,308
Walt Disney Co.	278,977	28,511,449

Total Media		57,527,757

Specialty Retail - 4.5%
Home Depot Inc.	212,174	24,503,975
TJX Cos. Inc.	165,948	11,852,006

Total Specialty Retail		36,355,981

TOTAL CONSUMER DISCRETIONARY		102,356,124

CONSUMER STAPLES - 9.1%
Beverages - 1.9%
Coca-Cola Co.	213,346	8,559,441
PepsiCo Inc.	68,076	6,419,567

Total Beverages		14,979,008

Food & Staples Retailing - 3.7%
CVS Health Corp.	183,803	17,733,313
Wal-Mart Stores Inc.	180,638	11,712,568

Total Food & Staples Retailing		29,445,881

Food Products - 1.4%
General Mills Inc.	49,619	2,785,115
Kraft Heinz Co.	44,091	3,111,943
Mondelez International Inc., Class A Shares	134,429	5,628,542

Total Food Products		11,525,600

Household Products - 2.1%
Kimberly-Clark Corp.	69,719	7,602,160
Procter & Gamble Co.	125,419	9,022,643

Total Household Products		16,624,803

TOTAL CONSUMER STAPLES		72,575,292

ENERGY - 6.6%
Energy Equipment & Services - 1.8%
Cameron International Corp.	107,202	6,573,627	*
Schlumberger Ltd.	71,386	4,923,492
Weatherford International PLC	301,290	2,554,939	*

Total Energy Equipment & Services		14,052,058

Oil, Gas & Consumable Fuels - 4.8%
Anadarko Petroleum Corp.	87,972	5,312,629
Chevron Corp.	111,798	8,818,626
ConocoPhillips	41,608	1,995,520
Exxon Mobil Corp.	239,688	17,820,803
Occidental Petroleum Corp.	69,881	4,622,628

Total Oil, Gas & Consumable Fuels		38,570,206

TOTAL ENERGY		52,622,264

See Notes to Schedule of Investments.

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	SHARES	VALUE
FINANCIALS - 16.7%
Banks - 6.6%
Bank of America Corp.	127,600	$1,988,008
BB&T Corp.	74,466	2,650,989
Citigroup Inc.	207,574	10,297,746
JPMorgan Chase & Co.	296,597	18,083,519
U.S. Bancorp	137,773	5,650,071
Wells Fargo & Co.	268,519	13,788,451

Total Banks		52,458,784

Capital Markets - 1.1%
Bank of New York Mellon Corp.	108,656	4,253,882
Blackstone Group LP	138,240	4,378,061

Total Capital Markets		8,631,943

Consumer Finance - 1.1%
American Express Co.	32,538	2,412,042
Synchrony Financial	206,416	6,460,821	*

Total Consumer Finance		8,872,863

Diversified Financial Services - 2.4%
Berkshire Hathaway Inc., Class A Shares	100	19,524,000	*

Insurance - 4.1%
MetLife Inc.	216,210	10,194,302
Travelers Cos. Inc.	229,875	22,879,459

Total Insurance		33,073,761

Real Estate Investment Trusts (REITs) - 1.0%
American Tower Corp.	88,694	7,803,298

Real Estate Management & Development - 0.4%
Forest City Enterprises Inc., Class A Shares	166,671	3,355,087	*

TOTAL FINANCIALS		133,719,736

HEALTH CARE - 15.6%
Biotechnology - 2.6%
AbbVie Inc.	78,812	4,288,161
Amgen Inc.	65,202	9,018,741
BioMarin Pharmaceutical Inc.	25,632	2,699,562	*
Celgene Corp.	42,637	4,612,044	*

Total Biotechnology		20,618,508

Health Care Equipment & Supplies - 0.8%
Medtronic PLC	93,854	6,282,587

Health Care Providers & Services - 3.9%
Aetna Inc.	53,985	5,906,499
AmerisourceBergen Corp.	15,500	1,472,345
Cardinal Health Inc.	52,589	4,039,887
Express Scripts Holding Co.	51,930	4,204,253	*
UnitedHealth Group Inc.	132,845	15,411,348

Total Health Care Providers & Services		31,034,332

Life Sciences Tools & Services - 0.8%
Thermo Fisher Scientific Inc.	51,361	6,280,423

Pharmaceuticals - 7.5%
Bristol-Myers Squibb Co.	140,511	8,318,251
Johnson & Johnson	179,597	16,765,380
Merck & Co. Inc.	309,148	15,268,820
Pfizer Inc.	399,268	12,541,008
Roche Holding AG, ADR	228,259	7,521,134

Total Pharmaceuticals		60,414,593

TOTAL HEALTH CARE		124,630,443

See Notes to Schedule of Investments.

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	SHARES	VALUE
INDUSTRIALS - 9.2%
Aerospace & Defense - 3.4%
Honeywell International Inc.	126,684	$11,995,708
Raytheon Co.	93,590	10,225,643
United Technologies Corp.	60,507	5,384,518

Total Aerospace & Defense		27,605,869

Air Freight & Logistics - 1.3%
United Parcel Service Inc., Class B Shares	103,027	10,167,735

Commercial Services & Supplies - 1.1%
Tyco International PLC	116,933	3,912,578
Waste Management Inc.	102,348	5,097,954

Total Commercial Services & Supplies		9,010,532

Electrical Equipment - 0.3%
Eaton Corp. PLC	43,357	2,224,214

Industrial Conglomerates - 3.1%
3M Co.	56,944	8,072,951
General Electric Co.	647,665	16,334,111

Total Industrial Conglomerates		24,407,062

TOTAL INDUSTRIALS		73,415,412

INFORMATION TECHNOLOGY - 18.7%
Communications Equipment - 0.9%
Cisco Systems Inc.	270,652	7,104,615

Internet Software & Services - 3.1%
Facebook Inc., Class A Shares	85,578	7,693,462	*
Google Inc., Class A Shares	13,184	8,416,270	*
Google Inc., Class C Shares	14,716	8,953,509	*

Total Internet Software & Services		25,063,241

IT Services - 2.9%
Automatic Data Processing Inc.	120,909	9,716,247
Visa Inc., Class A Shares	195,768	13,637,199

Total IT Services		23,353,446

Semiconductors & Semiconductor Equipment - 0.8%
Intel Corp.	113,780	3,429,329
Texas Instruments Inc.	62,166	3,078,461

Total Semiconductors & Semiconductor Equipment		6,507,790

Software - 6.7%
Adobe Systems Inc.	95,939	7,888,104	*
Microsoft Corp.	588,471	26,045,726
Oracle Corp.	199,910	7,220,749
Red Hat Inc.	79,668	5,726,536	*
SAP SE, ADR	58,640	3,799,286
VMware Inc., Class A Shares	31,520	2,483,461	*

Total Software		53,163,862

Technology Hardware, Storage & Peripherals - 4.3%
Apple Inc.	227,262	25,066,999
EMC Corp.	227,844	5,504,711
International Business Machines Corp.	26,935	3,904,767

Total Technology Hardware, Storage & Peripherals		34,476,477

TOTAL INFORMATION TECHNOLOGY		149,669,431

MATERIALS - 3.9%
Chemicals - 3.9%
E.I. du Pont de Nemours & Co.	31,120	1,499,984
Ecolab Inc.	84,637	9,286,372
Monsanto Co.	10,429	890,011
PPG Industries Inc.	223,335	19,584,246

TOTAL MATERIALS		31,260,613

See Notes to Schedule of Investments.

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY		SHARES	VALUE
TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 2.2%
AT&T Inc.		345,032	$11,241,143
Verizon Communications Inc.		152,914	6,653,288

TOTAL TELECOMMUNICATION SERVICES			17,894,431

UTILITIES - 0.4%
Electric Utilities - 0.4%
Eversource Energy		55,886	2,828,949

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $423,699,130)			760,972,695

	RATE
SHORT-TERM INVESTMENTS - 5.3%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost - $42,606,290)	0.125%	42,606,290	42,606,290

TOTAL INVESTMENTS - 100.5% (Cost - $466,305,420#)			803,578,985
Liabilities in Excess of Other Assets - (0.5)%			(3,711,971)

TOTAL NET ASSETS - 100.0%			$799,867,014

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s portfolio holdings as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Variable Appreciation Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$760,972,695	—	—	$760,972,695

Short-term investments†	42,606,290	—	—	42,606,290

Total investments	$803,578,985	—	—	$803,578,985

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At September 30, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$345,241,911
Gross unrealized depreciation	(7,968,346)

Net unrealized appreciation	$337,273,565

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Equity Trust

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 20, 2015

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	November 20, 2015